Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024	Mar. 31, 2023
Comprehensive income [abstract]
Revenues		$ 19,277		$ 18,562	$ 18,212
Cost of sales		13,405		12,975	12,709
Gross profit		5,872		5,587	5,503
Operating expenses:
Selling and marketing expenses		898		842	776
Administrative expenses		903		911	902
Total operating expenses		1,801		1,753	1,678
Operating profit		4,071		3,834	3,825
Other income, net		425		568	335
Finance cost		49		56	35
Profit before income taxes		4,447		4,346	4,125
Income tax expense		1,285		1,177	1,142
Net profit		3,162		3,169	2,983
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of the net defined benefit liability / asset, net	[1]	(11)		15	4
Equity instruments through other comprehensive income, net	[1]	2		2	(3)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		(9)		17	1
Items that will be reclassified subsequently to profit or loss:
Fair valuation of investments, net	[1]	24		17	(30)
Fair value changes on derivatives designated as cash flow hedge, net		(3)	[1]	1	(1)	[1]
Exchange differences on translation of foreign operations		(198)		(117)	(697)
Total other comprehensive income that will be reclassified to profit or loss, net of tax		(177)		(99)	(728)
Total other comprehensive income/(loss), net of tax		(186)		(82)	(727)
Total comprehensive income		2,976		3,087	2,256
Profit attributable to:
Owners of the company		3,158		3,167	2,981
Non-controlling interests		4		2	2
Net profit		3,162		3,169	2,983
Total comprehensive income attributable to:
Owners of the company		2,972		3,086	2,254
Non-controlling interests		4		1	2
Total comprehensive income		$ 2,976		$ 3,087	$ 2,256
Earnings per equity share
Basic (in $ per share)		$ 0.76		$ 0.77	$ 0.71
Diluted (in $ per share)		$ 0.76		$ 0.76	$ 0.71
Weighted average equity shares used in computing earnings per equity share
Basic (in shares)		4,141,611,738		4,138,568,090	4,180,897,857
Diluted (in shares)		4,152,051,184		4,144,680,425	4,187,731,070

[1]	net of taxes